Shareholders' Equity - Summary of Issued Share Capital and Reserves Attributable to Shareholders (Detail) - Shareholders of Aegon Ltd. [Member] - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Summary of issued share capital and reserves attributable to shareholders [line items]
Share capital - par value	€ 265	€ 265
Share premium	6,853	6,853
Share capital - par value	7,118	7,118
Beginning balance	265	319
Shares withdrawn	0	(54)
Ending balance	€ 265	€ 265